Significant restructuring transaction, mergers and acquisitions and equity investments (Tables)	12 Months Ended
Mar. 31, 2018
Cainiao Network
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	23,937
Amortizable intangible assets (ii)
User base and customer relationships	9,344
Trade names, trademarks and domain names	4,965
Developed technology and patents	459
Goodwill	32,418
Deferred tax assets	920
Deferred tax liabilities	(5,197)
Noncontrolling interests (iii)	(33,189)

Total	33,657

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	5,322
- fair value of previously held equity interests	28,335

Total	33,657

(i)	Net assets acquired primarily include the cash consideration of RMB5,322 million, property and equipment of RMB15,144 million and bank borrowings of RMB5,288 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding 16 years and a weighted-average amortization period of 14.3 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the purchase price per share as of the acquisition date.

Intime
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	20,920
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	1,131
User base and customer relationships	72
Developed technology and patents	16
Goodwill	4,757
Deferred tax liabilities	(2,790)
Noncontrolling interests (iii)	(6,301)

Total	17,805

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	11,131
- fair value of previously held equity interests	6,674

Total	17,805

(i)	Net assets acquired primarily include property and equipment of RMB23,492 million and bank borrowings of RMB4,110 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding eleven years and a weighted-average amortization period of 10.1 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the purchase price of HK$10.00 per share in the privatization.

Damai
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	100
Amortizable intangible assets (i)
Trade names, trademarks and domain names	684
Non-compete agreements	271
Developed technology and patents	267
Goodwill	2,693
Deferred tax assets	16
Deferred tax liabilities	(202)

Total	3,829

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	2,711
- fair value of previously held equity interests	1,118

Total	3,829

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding ten years and a weighted-average amortization period of 7.4 years.

AGTech
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,638
Amortizable intangible assets (ii)
Developed technology and patents	414
Trade names, trademarks and domain names	44
Non-compete agreements	38
Others	33
Goodwill	7,782
Deferred tax assets	4
Deferred tax liabilities	(86)
Noncontrolling interests (iii)	(8,255)

Total	1,612

(i)	Net assets acquired include the cash consideration of RMB1,612 million.
(ii)	Acquired amortizable intangible assets have estimated amortization periods and a weighted-average amortization period of 3.0 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the market price per ordinary share of AGTech as of the acquisition date.

SCMP and other media businesses
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	800
Amortizable intangible assets (i)
Trade names, trademarks and domain names	378
User base and customer relationships	166
Others	15
Goodwill	529
Deferred tax assets	1
Deferred tax liabilities	(109)

Total	1,780

(i)	Acquired amortizable intangible assets have estimated amortization periods and a weighted-average amortization period of 3.0 years.

Youku
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	5,923
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	4,047
User base and customer relationships	284
Developed technology and patents	143
Others	175
Goodwill	26,395
Deferred tax assets	73
Deferred tax liabilities	(1,167)
Noncontrolling interests (iii)	(773)

Total	35,100

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	28,724
- fair value of previously held equity interests	6,376

Total	35,100

(i)

Net assets acquired primarily include cash and cash equivalents and short-term interest-bearing deposits with total balance of RMB5,857 million and licensed copyrights of RMB703 million as of the date of acquisition.

(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding 20 years and a weighted-average amortization period of 17.4 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

Lazada
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	2,874
Amortizable intangible assets (i)
User base and customer relationships	2,014
Non-compete agreements	959
Trade names, trademarks and domain names	292
Developed technology and patents	79
Goodwill	5,216
Deferred tax assets	616
Deferred tax liabilities	(1,027)
Noncontrolling interests (ii)	(4,416)

Total	6,607

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(ii)

Fair value of the noncontrolling interests is estimated with reference to the purchase price per share as of the acquisition date. The noncontrolling interests is classified as mezzanine equity due to certain put and call arrangements with other Lazada shareholders.

Alibaba Health
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	1,290
Amortizable intangible assets (i)
Developed technology and patents	70
Trade names, trademarks and domain names	35
User base and customer relationships	8
Goodwill	49,320
Deferred tax assets	19
Deferred tax liabilities	(19)

Total	50,723

The equity value is comprised of:
- fair value of previously held equity interests	19,264
- fair value of noncontrolling interests (ii)	31,459

Total	50,723

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.6 years.
(ii)	Fair value of the noncontrolling interests is estimated with reference to the market price per share as of the deemed acquisition date.

Other acquisitions, summarized
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Net assets (liabilities)	350	(223)	(58)
Identifiable intangible assets	876	593	411
Deferred tax liabilities	(198)	(36)	(60)

	1,028	334	293
Noncontrolling interests and mezzanine equity	(10)	(110)	(77)

Net identifiable assets acquired	1,018	224	216
Goodwill	1,403	793	618

Total purchase consideration	2,421	1,017	834
Fair value of previously held equity interests	—	(51)	(133)
Purchase consideration settled	(2,360)	(771)	(575)

Contingent/deferred consideration as of year end	61	195	126

Total purchase consideration is comprised of:
- cash consideration	2,421	966	701
- fair value of previously held equity interests	—	51	133

Total	2,421	1,017	834